Related parties - Balances with the related parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
BNP Paribas Cardif Life Insurance
Assets:
Credit card loans	₩ 116	₩ 191
Allowances	0	(4)
Other assets	9,860	9,868
Liabilities:
Deposits	444	446
Provisions	0	2
JAEYOUNG SOLUTEC CO., LTD.
Assets:
Loans	0	14,847
Credit card loans	0	33
Allowances	0	(124)
Liabilities:
Deposits	0	2,659
Provisions	0	4
Partners 4th Growth Investment Fund
Liabilities:
Deposits	1,855	2,076
BNP Paribas Cardif General Insurance
Assets:
Credit card loans	29	29
Allowances	(2)	(1)
Liabilities:
Deposits	157	221
Shinhan Praxis K-Growth Global Private Equity Fund
Assets:
Other assets	151	174
Dream High Fund III
Liabilities:
Deposits	4	3
Midas Dong-A Snowball Venture Fund
Liabilities:
Deposits	159	220
IBKS-Shinhan Creative Economy New Technology Fund
Liabilities:
Deposits	0	78
Credian Healthcare Private Equity Fund II
Liabilities:
Deposits	45	26
KDBC Midas Dong-A Snowball Venture Fund II
Liabilities:
Deposits	354	239
IBKS-Shinhan Creative Economy New Technology Fund II
Liabilities:
Deposits	672	76
Eum Private Equity Fund No.3
Liabilities:
Deposits	49	65
Branbuil CO., LTD.
Liabilities:
Deposits	0	55
SHBNPP Private Korea Equity Long-Short Professional Feeder
Assets:
Other assets	133	97
Shinhan Global Healthcare Fund 1
Liabilities:
Unearned revenue	360	409
Shinhan Fintech New Technology Fund No.1
Liabilities:
Unearned revenue	123	123
KTB Newlake Global Healthcare PEF
Liabilities:
Deposits	151	465
Provisions	0	13
Taihan Industrial System Co., Ltd.
Liabilities:
Deposits	85	100
Incorporated association Finance Saving Information Center
Assets:
Credit card loans	3	0
Liabilities:
Deposits	4	4
GX SHINHAN INTERVEST 1st Private Equity Fund
Liabilities:
Unearned revenue	278
Nomura investment property trust No.19
Assets:
Loans	11,966
Other assets	45
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Assets:
Other assets	236
Key management personnel and their immediate relatives:
Assets:
Loans	₩ 3,313	₩ 3,247